Trade Receivables and Customer Finance - Additional Information (Detail) kr in Millions	12 Months Ended
	Dec. 31, 2017 SEK (kr) RiskRating Customer Facilities Agreement	Dec. 31, 2016 SEK (kr) Agreement
Disclosure Of trade receivables and customer finance [line items]
Number of days sales outstanding	101 days	95 days
Number of risk categories | RiskRating	3
Trade receivables	kr 66,487	kr 69,430
Provisions for expected losses	3,335	1,403
Outstanding exposure related to customer finance	4,223	5,003
Unutilized customer finance commitments	9,706	13,082
Negative impact from effect of risk provisions and reversals for customer finance	59
Positive impact from effect of risk provisions and reversals for customer finance		24
Credit losses	24	108
Repurchase of these assets would amount	380	630
Credit risk [member]
Disclosure Of trade receivables and customer finance [line items]
Trade receivables	66,487	69,430
Provisions for expected losses	kr 3,335	kr 1,403
Number of largest customers | Customer	5
Percentage of amount represented by customer	19.00%	27.00%
Customer finance credits risk [member]
Disclosure Of trade receivables and customer finance [line items]
Outstanding exposure related to customer finance	kr 4,223	kr 5,003
Unutilized customer finance commitments	kr 9,706	kr 13,082
Number of customer finance arrangement guaranteed | Agreement	79	81
Number of largest facilities | Facilities	5
Percentage of risk represented by facilities	64.00%	55.00%